UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2004

Check here if amendment |_|; Amendment Number: |_|

This Amendment (Check only one): |_|  a restatement
                                 |_|  adds new holdings entries

Institutional Investment Manager Filing this report:

Name:  Greenhaven Associates, Inc.
       Three Manhattanville Road
       Purchase, NY 10577

Form 13F File Number: 28-2408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Chris A. Wachenheim
Title: Executive Vice President
Phone: 914-253-9374

Signature, Place, and Date of Signing:

/s/ Chris A. Wachenheim               Purchase, NY              November 2, 2004
-----------------------               ------------              ----------------
       [Signature]                    [City, State]                  [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

[If there are no entries in this list omit this section.]

Form 13F File Number                Name

-----------------------------       -----------------------------------------
[Repeat as necessary.]

                           Greenhaven Associates, Inc
                          13F As of September 30, 2004

-----------------------------------------------------------------------------------------------------------------------------------
              Col 1                     COL 2      COL 3        COL 4       COL 5      COL 6                          COL 7
-----------------------------------------------------------------------------------------------------------------------------------
                                      TITLE OF                  VALUE     PRINCIPAL                SHARED    VOTING AUTHORITY SHARES
          NAME OF ISSUER                CLASS      CUSIP        $000        AMOUNT      SOLE       OTHERS       SOLE        NONE
-----------------------------------------------------------------------------------------------------------------------------------
Advance Auto Parts (AAP)               COMMON    00751Y106      77,054    2,239,950     530,575   1,709,375     530,575   1,709,375
-----------------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp (APC)          COMMON    032511107     272,096    4,100,300     631,000   3,469,300     631,000   3,469,300
-----------------------------------------------------------------------------------------------------------------------------------
Beazer Homes (BZH)                     COMMON    07556Q105      69,575      650,900      68,000     582,900      68,000     582,900
-----------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe (BNI)     COMMON    12189T104      82,140    2,144,100               2,144,100               2,144,100
-----------------------------------------------------------------------------------------------------------------------------------
Centex Corp (CTX)                      COMMON    152312104     457,728    9,071,100   3,096,000   5,975,100   3,096,000   5,975,100
-----------------------------------------------------------------------------------------------------------------------------------
Chevrontexaco Corp (CVX)               COMMON    166764100      88,216    1,644,600      60,000   1,584,600      60,000   1,584,600
-----------------------------------------------------------------------------------------------------------------------------------
D R Horton Inc (DHI)                   COMMON    23331A109      77,035    2,326,650               2,326,650               2,326,650
-----------------------------------------------------------------------------------------------------------------------------------
DIAMOND OFFSHORE (DO)                  COMMON    25271C102      23,825      722,200                 722,200                 722,200
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Data Systems (EDS)          COMMON    285661104      75,681    3,903,100      75,000   3,828,100      75,000   3,828,100
-----------------------------------------------------------------------------------------------------------------------------------
Genesis Energy LP (GEL)                COMMON    371927104       4,878      433,600     271,410     162,190     271,410     162,190
-----------------------------------------------------------------------------------------------------------------------------------
I MANY Inc. (IMNY)                     COMMON    44973Q103         970    1,000,000   1,000,000           0   1,000,000           0
-----------------------------------------------------------------------------------------------------------------------------------
KB HOME  (KBH)                         COMMON    48666K109      25,491      301,700      72,500     229,200      72,500     229,200
-----------------------------------------------------------------------------------------------------------------------------------
Lennar Corp Class B (LEN.B)            COMMON    526057302      12,842      293,200       3,000     290,200       3,000     290,200
-----------------------------------------------------------------------------------------------------------------------------------
Lennar Corporation (LEN)               COMMON    526057104      78,131    1,641,400      30,000   1,611,400      30,000   1,611,400
-----------------------------------------------------------------------------------------------------------------------------------
Longview Fibre (LFB)                   COMMON    543213102       1,612      105,700     105,700           0     105,700           0
-----------------------------------------------------------------------------------------------------------------------------------
Plains All Amer Pipeline LP (PAA)      COMMON    726503105      10,254      285,000     135,000     150,000     135,000     150,000
-----------------------------------------------------------------------------------------------------------------------------------
Pulte Homes Inc. (PHM)                 COMMON    745867101     183,430    2,988,900      83,000   2,905,900      83,000   2,905,900
-----------------------------------------------------------------------------------------------------------------------------------
Royal Dutch (RD)                       COMMON    780257804     155,089    3,005,600     309,000   2,696,600     309,000   2,696,600
-----------------------------------------------------------------------------------------------------------------------------------
Ryland Group (RYL)                     COMMON    783764103       3,558       38,400                  38,400                  38,400
-----------------------------------------------------------------------------------------------------------------------------------
Ship Finance Int'l Ltd (SFL)           COMMON      B019MJ8         201       10,000                  10,000                  10,000
-----------------------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp (SPF)            COMMON    85375C101       5,507       97,700                  97,700                  97,700
-----------------------------------------------------------------------------------------------------------------------------------
Stolt Offshore SA  (SOSA)              COMMON    861567105       5,323    1,090,700     713,500     377,200     713,500     377,200
-----------------------------------------------------------------------------------------------------------------------------------
Timberwest Forest CRP (TWTUF)          COMMON    887147205       5,556      501,000     330,000     171,000     330,000     171,000
-----------------------------------------------------------------------------------------------------------------------------------
Toll Brothers, Inc. (TOL)              COMMON    889478103      33,882      731,325      24,700     706,625      24,700     706,625
-----------------------------------------------------------------------------------------------------------------------------------
Transocean, Inc.  (RIG)                COMMON    G90078109      52,586    1,469,700               1,469,700               1,469,700
-----------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp (UNP)               COMMON    907818108     196,099    3,346,400     358,000   2,988,400     358,000   2,988,400
-----------------------------------------------------------------------------------------------------------------------------------
UnumProvident Corp (UNM)               COMMON    91529Y106     113,112    7,209,200   1,294,200   5,915,000   1,294,200   5,915,000
-----------------------------------------------------------------------------------------------------------------------------------
YARA International (YARIY)             COMMON    984851204      41,265    3,768,500     115,000   3,653,500     115,000   3,653,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                             2,153,137
-----------------------------------------------------------------------------------------------------------------------------------